Profit from Operations - Other Adjusting Items - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Profit From Operations [Line Items]
Other adjusting items	£ 874		£ 294	£ 69
Litigation expense included in other adjusting items	202
Interest related to adjusting tax payables	80		41	43
Litigation expense included in other operating expense	145	$ 192
Changes in inventories of finished goods and work in progress	(162)		(114)	513
Impairment of goodwill	194
Venezuela
Profit From Operations [Line Items]
Impairment of assets			110
Monetary gain related to application of hyperinflationary			45
Agrokor
Profit From Operations [Line Items]
Impairment of assets				69
Reynolds American Inc.
Profit From Operations [Line Items]
Changes in inventories of finished goods and work in progress				£ 465
Bentoel
Profit From Operations [Line Items]
Impairment of goodwill	172
VapeWild
Profit From Operations [Line Items]
Impairment of goodwill	12
Highendsmoke
Profit From Operations [Line Items]
Impairment of goodwill	10
Quebec Class Actions
Profit From Operations [Line Items]
Other adjusting items	436
Engle and Other Litigations Costs
Profit From Operations [Line Items]
Litigation expense included in other operating expense	236		£ 178
Russia excise dispute
Profit From Operations [Line Items]
Interest related to adjusting tax payables	£ 50